Intangible assets (Details) - Schedule of intangible assets - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Additions		SFr 3,230,373
At cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Beginning Balance	SFr 6,765,613	3,535,240
Exchange differences	6,120
Additions	2,343,677
Intangible Assets, Ending Balance	9,115,410	6,765,613
Accumulated amortization and impairment losses [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Accumulated amortization and impairment losses
Net book value [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Ending Balance	6,765,613
Intangible Assets, Ending Balance	9,115,410	6,765,613
Licenses [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Additions
Licenses [Member] | At cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Beginning Balance	1,482,520	1,482,520
Additions
Intangible Assets, Ending Balance	1,482,520	1,482,520
Licenses [Member] | Accumulated amortization and impairment losses [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Accumulated amortization and impairment losses
Licenses [Member] | Net book value [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Ending Balance	1,482,520
Intangible Assets, Ending Balance	1,482,520	1,482,520
IP & Data rights [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Additions
IP & Data rights [Member] | At cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Beginning Balance	193,989	193,989
Additions
Intangible Assets, Ending Balance	193,989	193,989
IP & Data rights [Member] | Accumulated amortization and impairment losses [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Accumulated amortization and impairment losses
IP & Data rights [Member] | Net book value [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Ending Balance	193,989
Intangible Assets, Ending Balance	193,989	193,989
Patents [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Additions		239,593
Patents [Member] | At cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Beginning Balance	239,593
Additions	177,623
Intangible Assets, Ending Balance	417,216	239,593
Patents [Member] | Accumulated amortization and impairment losses [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Accumulated amortization and impairment losses
Patents [Member] | Net book value [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Ending Balance	239,593
Intangible Assets, Ending Balance	417,216	239,593
Internally generated [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Additions		2,990,780
Internally generated [Member] | At cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Beginning Balance	4,849,511	1,858,731
Exchange differences	6,120
Additions	2,166,054
Intangible Assets, Ending Balance	7,021,685	4,849,511
Internally generated [Member] | Accumulated amortization and impairment losses [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Accumulated amortization and impairment losses
Internally generated [Member] | Net book value [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Intangible Assets, Ending Balance	4,849,511
Intangible Assets, Ending Balance	SFr 7,021,685	SFr 4,849,511